Federated Hermes MDT Balanced Fund Expense Example - Federated Hermes MDT Balanced Fund	Jul. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 577
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	1,958
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,213
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,236